Total Amount of Costs Incurred in Connection with Restructuring Programs by Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring costs	¥ 74,386		¥ 52,645		¥ 62,318
Imaging Products & Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring costs	11,179		1,278		11,527
Game
Restructuring Cost and Reserve [Line Items]
Restructuring costs	250		519		4,097
Mobile Products & Communications
Restructuring Cost and Reserve [Line Items]
Restructuring costs	5,885	[1]	1,859	[1]	2,451	[1]
Home Entertainment & Sound
Restructuring Cost and Reserve [Line Items]
Restructuring costs	11,815		5,007		18,989
Devices
Restructuring Cost and Reserve [Line Items]
Restructuring costs	19,096		26,373		7,839
Pictures
Restructuring Cost and Reserve [Line Items]
Restructuring costs	1,081		1,273		2,722
Music
Restructuring Cost and Reserve [Line Items]
Restructuring costs	2,305		5,710		2,662
Financial Services
Restructuring Cost and Reserve [Line Items]
Restructuring costs			1,822		5,010
All Other and Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring costs	¥ 22,775		¥ 8,804		¥ 7,021

[1]	Sony acquired Ericsson's shares in Sony Ericsson and it became a wholly-owned subsidiary of Sony. Subsequent to the acquisition, Sony Ericsson was renamed Sony Mobile which is included in the MP&C segment. Refer to Note 24.